Exhibit 99.16

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
4000019482	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML escrow established, appraisal requirement met	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Lender Acknowledged HPML Disclosure; Escrow account established, and appraisal receipt acknowledged within XXX days.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	11/01/2023	11/01/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000019482	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Acknowledged	-96633	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( XX CFR §XXXX%(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXX% (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.; Documentation Required - Homeownership Counseling List dated XX/XX/XXXX, not within X business days of application date XX/XX/XXXX	Change status of 'RESPA Homeownership Counseling Organizations Disclosure Date Test' from Active to Acknowledged by Seller.; Exception grade is a B.	10/31/2023	10/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	B	B	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000019482	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000019482	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000025721	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/30/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML Loan with established escrows and appraisal requirements have been met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	12/01/2023	12/01/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025721	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/30/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/30/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025721	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/30/2023	Acknowledged	3436	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. Guidelines show the calculation to be XXX%. Payment Shock tolerance max is XXX%. CRSE shows an exception for the XXX%% payment shock; but states the max is XXX%. An updated CRSE showing the correct max amount of XXX% is required.	Updated CRSE max payment shock value. {XXX}; Uploaded the document {XXX}	12/05/2023	Change severity of 'Payment shock exceeds lender guidelines' from Material to Non-Material.; Change status of 'Payment shock exceeds lender guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE.  Guidelines state maximum payment shock is XXX%.  Actual XXX%.  AOCA matrix states max is XXX%. XXX matrix states max is XXX%.  Compensating Factors : Qualifying Credit Scoore is XXX; Borr with employer for X+ years; Reserves of XXX% months; Residual Income of XXX%.  Lender provided exception for the loan not meeting the guideline requirements. ; Payment shock of XXXX% exceeds the lender guidelines tolerance for payment shock.  Guidelines show the calculation to be XXX%XX - X = XXX%.  Payment Shock tolerance max is XXX%.  CRSE shows an exception for the XXX%% payment shock; but states the max is XXX%.  An updated CRSE showing the correct max amount of XXX% is required. Guidelines show the calculation to be XXX%  Payment Shock tolerance max is XXX%.  CRSE shows an exception for the XXX%% payment shock; but states the max is XXX%.  An updated CRSE showing the correct max amount of XXX% is required. ;
; Received an updated CRSE. Guidelines state maximum payment shock is XXX%. Actual XXX%. AOCA matrix states max is XXX%. XXX matrix states max is XXX%. Compensating Factors : Qualifying Credit Scoore is XXX; Borr with employer for X+ years; Reserves of XXX% months; Residual Income of XXX%. Lender provided exception for the loan not meeting the guideline requirements.	01/16/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025714	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/11/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	12/12/2023	12/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025714	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/12/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	12/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025714	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/12/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025719	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/11/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	12/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has stable job time - Borrower has XXX% years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025719	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/11/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	12/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has stable job time - Borrower has XXX% years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025719	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/11/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has stable job time - Borrower has XXX% years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025711	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/27/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	12/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or $XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025711	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/27/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	12/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or $XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025711	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/27/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or $XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025799	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/28/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	12/30/2023	XX/XX/XXXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025799	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/28/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025799	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/28/2023	Cleared	2587	Credit	Borrower Income Verification is less than 12 months	The file is missing the XX/XX/XXXX bank statement used to qualify. Please provide the bank statement used for XXX.	Uploaded Missing BS to other condition {XXX}	01/05/2024	Income Verification of XXX% is greater than XX months. Received the missing copy of the XXX account. Updated the account info into the income calculation and match lender's. Exception cleared. ; The file is missing the XX/XX/XXXX bank statement used to qualify. Please provide the bank statement used for XXX, ;
; Received the missing copy of the XXX account. Updated the account info into the income calculation and match lender's. Exception cleared.	01/05/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025799	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/28/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The XXX Bank statement used to qualify is not in the file. Please provide a copy of the XXX bank statement used to qualify.	Sent Missing BS {XXX}; Uploaded the document {XXX}	01/05/2024	The XXX Bank statement used to qualify is not in the file. Please provide a copy of the XXX bank statement used to qualify. ; The borrower income verification does match approval. Received the missing copy of the XXX account. Updated the account info into the income calculation and match lender's. Exception cleared. ; Received the missing copy of the XXX account. Updated the account info into the income calculation and match lender's. Exception cleared.	01/05/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025717	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/28/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	12/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has stable job time - Borrower has XXX% years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025717	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/28/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	12/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has stable job time - Borrower has XXX% years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025717	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/28/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has stable job time - Borrower has XXX% years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025308	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/02/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/02/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX% years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025308	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/02/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/02/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX% years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025308	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/02/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				01/02/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX% years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020238	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/29/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				12/29/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX% years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020238	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/02/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				01/02/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX% years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020238	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/02/2024	Cleared	894	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX.; Invalid. cited for DSCR ratio	Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Cleared to Revoked.; invalid ; Invalid. cited for DSCR ratio	01/03/2024	Underwriting FICO of XXX is greater than or equql to the minimum required guideline FICO of XXX.; Underwriting FICO of XXX is greater than or equql to the minimum required guideline FICO of XXX.	01/04/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX% years	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020238	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/03/2024	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: The borrower's XXX account #XXX reflects a XXX% deposit dated XX/XX/XXXX which was not sourced and are needed for closing and reserves. The average collected balance in the account is $XXX. Please provide evidence of the source of the deposit from an acceptable source.	Uploaded an LOX - response from UW {XXX}; Uploaded the source of the large deposit. {XXX}	02/07/2024	The exception 'Asset Documents are Incomplete' is cleared. Received LOX with copy of XXX. Account home page, proof to tie account $XXX to borrower. Borrower is the owner of XXX of $XXX deposit into XXX came from a commercial line withdraw. Exception cleared. ; Received LOX with copy of XXX. Account home page, proof to tie account $XXX to borrower. Borrower is the owner of XXX of $XXX deposit into XXX came from a commercial line withdraw. Exception cleared.	02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX% years	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020238	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/03/2024	Cleared	1246	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Please provide and updated XXX and CRSE reflecting the borrower's FICO of XXX. The XXX in the file reflects a XXX FICO.	Uploaded XXX credit report that was used for qualifying. It has a mid score of XXX. {XXX}; Uploaded the document {XXX}	01/04/2024	The transmittal summary is Present. Received the XXX credit report showing the Mid-score of XXX as confirmed on the XXXX/CRSE. Updating loan accordingly to match the provided credit report. ; Received the XXX credit report showing the Mid-score of XXX as confirmed on the XXXX/CRSE. Updating loan accordingly to match the provided credit report.	01/04/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX% years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020238	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/03/2024	Cleared	2335	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX% is less than guideline minimum requirement of XXX%. The maximum DSCR ratio per the Matrix Dated XX/XX/XXXX for a XXX unit property with a XXX% LTV is XXX%. The DSCR ratio is XXX%.	I just uploaded the credit report that was used for qualifying reflecting a XXX score. This should {XXX}	01/04/2024	Qualifying DSCR of XXX% meets guideline requirement. Received the updated credit report showing the borrower's Mid Score to be XXX. Per the guidelines, a X-X Unit with a FICO score higher than XXX can have a DSCR of XXX%. Exception cleared. ; Received the updated credit report showing the borrower's Mid Score to be XXX. Per the guidelines, a X-X Unit with a FICO score higher than XXX can have a DSCR of XXX%. Exception cleared.	01/04/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX% years	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025736	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	Cleared	-96413	Compliance	XXX Average Prime Offer Rate APR Threshold Exceeded	This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.	Change status of 'XXX Average Prime Offer Rate APR Threshold Exceeded' from Active to Cured Post Close.;
HPML with established escrows and appraisal requirements met.; Change status of 'XXX Average Prime Offer Rate APR Threshold Exceeded' from Active to Cured Post Close.;
HPML with established escrows and appraisal requirements met. ; Change status of 'XXX Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'XXX Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	01/05/2024	01/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025736	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025736	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025736	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/04/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML with established escrows and appraisal requirements met.; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML with established escrows and appraisal requirements met. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	01/05/2024	01/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025728	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/04/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	01/09/2024	01/09/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025728	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/04/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/04/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025728	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/04/2024	Cleared	1246	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Income calculation does not match. Utilized XXX month business bank statements with a XXX% expense ratio and the income is calculated at XXX% per month. Please provide sufficient documentation to support the higher income; or an updated XXXX/CRSE/Income Calculation worksheet showing the corrected amount.	Sent updated XXX {XXX}; Uploaded the document {XXX}	01/08/2024	The transmittal summary is Partial. Income calculation does not match. Utilized XX month business bank statements with a XX% expense ratio and the income is calculated at XXX% per month. Please provide sufficient documentation to support the higher income; or an updated XXXX/CRSE/Income Calculation worksheet showing the corrected amount. . Income calculation does not match. Utilized XXX month business bank statements with a XXX% expense ratio and the income is calculated at XXX% per month. Please provide sufficient documentation to support the higher income; or an updated XXXX/CRSE/Income Calculation worksheet showing the corrected amount. ;
; The transmittal summary is Present. Received an updated XXXX/CRSE with the correct income calculation. Exception cleared. ; Received an updated XXXX/CRSE with the correct income calculation. Exception cleared.	01/08/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025728	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/04/2024	Cleared	-96468	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX%(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX%(f)(X)(i) no later than three business days before consummation.; The initial CD issued on XX/XX/XXXX is missing from the loan file.	Sent CD dated XX/XX/XXXX {XXX}; Uploaded the document {XXX}	01/08/2024	Change status of 'Initial Closing Disclosure Delivery Date Test' from Open Rebuttal to Active.;
Received the initial CD and provided to the compliance department for review. ; This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXXX%(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXX%(f)(X)(i) no later than three business days before consummation.	01/09/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025728	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/04/2024	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Income calculation does not match. Utilized XX month business bank statements with a XX% expense ratio and the income is calculated at $XXX per month. Please provide sufficient documentation to support the higher income; or an updated XXXX/CRSE/Income Calculation worksheet showing the corrected amount. . Income calculation does not match. Utilized XX month business bank statements with a XX% expense ratio and the income is calculated at $XXX per month. Please provide sufficient documentation to support the higher income; or an updated XXXX/CRSE/Income Calculation worksheet showing the corrected amount.	Sent Updated CRSE/XXXX {XXX}; Uploaded the document {XXX}	01/08/2024	The borrower income verification does match approval. Received an updated XXXX/CRSE with the correct income calculation. Exception cleared. ; The borrower income verification does not match approval. Income calculation does not match. Utilized XXX month business bank statements with a XXX% expense ratio and the income is calculated at XXX% per month. Please provide sufficient documentation to support the higher income; or an updated XXXX/CRSE/Income Calculation worksheet showing the corrected amount. . Income calculation does not match. Utilized XX month business bank statements with a XX% expense ratio and the income is calculated at XXX% per month. Please provide sufficient documentation to support the higher income; or an updated XXXX/CRSE/Income Calculation worksheet showing the corrected amount. ; Received an updated XXXX/CRSE with the correct income calculation. Exception cleared.	01/08/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023001	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	Cleared	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX%X exceeds guideline maximum of XXX%. Final CD shows City Property and School Taxes that were not included in the escrow calculation for the PITIA payment of the subject property. Full PITIA is $XXX. ; Received an updated CRSE/XXXX showing the addition taxes were added; but the All Other Monthly Payments Used in Qualifying were decreased as well. The DTI score remains; please provide an exception to the condition or documentation to support the lower liabilities.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Open Rebuttal to Active.;
Received an updated CRSE/XXXX showing the addition taxes were added; but the All Other Monthly Payments Used in Qualifying were decreased as well. The DTI score remains; please provide an exception to the condition or documentation to support the lower liabilities. ; upld corrected XXX and crse {XXX}	01/18/2024	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received LOX - the borrower's departure residence is owned by the borrower's spouse (only).  Confirmed with the property details report and mortgage statement.  Removing the primary payment from the property calculation; but keeping the HELOC payment as the borrower's name is on the title.  ; Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Open Rebuttal to Active.;
Received an updated CRSE/XXXX showing the addition taxes were added; but the All Other Monthly Payments Used in Qualifying were decreased as well.  The DTI score remains; please provide an exception to the condition or documentation to support the lower liabilities.  ; Documentation provided to support Qualifying DTI below XXX%.  Received LOX - the borrower's departure residence is owned by the borrower's spouse (only).  Confirmed with the property details report and mortgage statement.  Removing the primary payment from the property calculation; but keeping the HELOC payment as the borrower's name is on the title.  ; Qualifying DTI of XXX%X exceeds guideline maximum of XXX%.  Final CD shows City Property and School Taxes that were not included in the escrow calculation for the PITIA payment of the subject property.  Full PITIA is $X,XXXX%. ;
01/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023001	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	Cleared	-96468	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX%(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX%(f)(X)(i) no later than three business days before consummation.; Documentation Required:
Per Disclosure tracking in the file there is a Final LE dated XX/XX/XXXX and Initial CD dated XX/XX/XXXX that were not provided in the file.	upld LE and initial cd {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	01/18/2024	Change status of 'Initial Closing Disclosure Delivery Date Test' from Open Rebuttal to Active.;
Received Initial CD and a LE. Provided to compliance for review. ; This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXXX%(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXX%(f)(X)(i) no later than three business days before consummation.	01/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023001	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX%(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX%(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX%.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX%(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX%(e)(X)(i).; Documentation Required:
Per Disclosure tracking in the file there is a Final LE dated XX/XX/XXXX and Initial CD dated XX/XX/XXXX that were not provided in the file. The COC in the file dated XX/XX/XXXX will be applied to Final CD XX/XX/XXXX once missing doc are provided ; Received Initial CD and a LE. Provided to compliance for review.	This loan passed the charges that cannot increase test. (XX CFR §XXXXX%(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXXX%(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX%(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX%(e)(X)(i).	01/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023001	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	01/19/2024	01/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023001	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/08/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025730	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with establish escrow met appraisal requirement	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	01/23/2024	01/23/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000025730	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2024	Cured Post Close	-96366	Compliance	Charges That Cannot Increase Test	Uploaded check, pccd, letter, and XXX label for cure. {XXX}; Uploaded XXX proof of delivery on X/XX/XX. {XXX}; Uploaded the document {XXX}	01/22/2024	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
PCCD documents were provided.  Pending confirmation from FedEx to confirm the PCCD package has been delivered and then will send to compliance for review. ; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Cured Post Close.;
XX/XX/XXXX - PCCD, LOE, copy of check and proof of shipment provided with XX days of discovery XX/XX/XXXX which downgrades the exception to ; This loan failed the charges that cannot increase test. (XX CFR §XXXXX%(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX%(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX%.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX%(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX%(e)(X)(i).; This loan passed the charges that cannot increase test. (XX CFR §XXXXX%(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXXX%(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX%(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX%(e)(X)(i).	01/23/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000025730	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/09/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000025730	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/09/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000023701	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/10/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000023701	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/10/2024	Acknowledged	894	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX.; Per TPR Matrix dated XX/XX/XXXX, the minimum FICO for a cash out refi with a DSCR <X.X is XXX.	Uploaded CRSE {XXX}; Uploaded the document {XXX}	01/12/2024	Change severity of 'Underwriting FICO does not meet Guideline Minimum Required' from Material to Non-Material.; Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE.  Guidelines state Min credit score is XXX with DSCR XXX% (min XXX%).  Actual DSCR is XXX% with a credit score of XXX.  Compensating Factors : Reserves of XXX% months; Qualifying LTV is XXX%. Lender provided exception for the loan not meeting the guideline requirements. ; Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX.;
;
Per TPR Matrix dated XX/XX/XXXX, the minimum FICO for a cash out refi with a DSCR &lt;X.X is XXX. ; Received an updated CRSE. Guidelines state Min credit score is XXX with DSCR XXX% (min XXX%). Actual DSCR is XXX% with a credit score of XXX. Compensating Factors : Reserves of XXX% months; Qualifying LTV is XXX%. Lender provided exception for the loan not meeting the guideline requirements.	01/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000022755	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/10/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with establish escrow met appraisal requirement	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	01/11/2024	01/11/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000022755	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/10/2024	Acknowledged	1224	Compliance	Homeownership Counseling Disclosure is Missing	The homeownership disclosure is Missing	Exception grade is a B a disclosure carries no civil or assignee liability.	01/10/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	B	B	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000022755	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/11/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/11/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000022755	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/11/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/11/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000025800	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/12/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/12/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025800	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/12/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/12/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025800	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/12/2024	Cleared	654	Credit	CoBorrower Liabilities Verified Indicator is Partial	CoBorrower liabilities verified indicator is Partial. The co-borrower owns XXX additional properties and supporting documentation to show payment or confirm the amounts paid for these properties was not provided. Please provide the following: XXX, Tax, HOI Policy required; and XXX - Mortgage Statement(s), Tax, HOI Policy required	REO Info--XXXX XXX XXX & XXXX XXX XXX {XXX}; Uploaded the document {XXX}	01/16/2024	CoBorrower liabilities verified indicator is Partial. The co-borrower owns X additional properties and supporting documentation to show payment or confirm the amounts paid for these properties was not provided. Please provide the following: XXX - Mortgage Statement(s), Tax, HOI Policy required; and XXX - Mortgage Statement(s), Tax, HOI Policy required. The co-borrower owns XXX additional properties and supporting documentation to show payment or confirm the amounts paid for these properties was not provided. Please provide the following: XXX - Mortgage Statement(s), Tax, HOI Policy required; and XXX - Mortgage Statement(s), Tax, HOI Policy required;
; CoBorrower liabilities verified indicator is Present. Received copies of the mortgage statement or promissory note with HOI and Taxes documents for each REO property. Verified the information - exception cleared. ; Received copies of the mortgage statement or promissory note with HOI and Taxes documents for each REO property. Verified the information - exception cleared.	01/17/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025800	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/12/2024	Cleared	397	Credit	Note Document Indicator is Partial	Note document indicator is Partial. The guidelines indicate a standard XX prepayment penalty per the BS Matrix dated XX/XX/XXXX and the note indicates the Prepayment penalty is XX months.	The Prepayment penalty of XXX months is allowed per the attestation dated XX/XX/XXXX and the updated guidelines. Exception resolved.	01/14/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024554	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/15/2024	Acknowledged	3466	Property	Appraisal guideline violation	Appraisal guideline violation: Per guidelines, minimum square footage allowed is XXX. Actual - XXXX square feet.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Per CRSE - Per guidelines, minimum square footage allowed is XXXX.  Actual - XXX square feet. Exception granted to proceed at XXX square feet. All comps are bracketed and supportive.  Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX% months; Credit History - XxXX-last XX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
Per CRSE - Per guidelines, minimum square footage allowed is XXXX. Actual - XXX square feet. Exception granted to proceed at XXX square feet. All comps are bracketed and supportive. Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX% months; Credit History - XxXX-last XX months. Lender provided exception for the loan not meeting the guideline requirements.	01/15/2024	01/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or $XXXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
4000024554	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/12/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or $XXXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
4000024554	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/15/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or $XXXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
4000024417	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/12/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024417	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/15/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024417	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/15/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024238	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/12/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024238	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/15/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024238	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/15/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024203	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/15/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024203	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/15/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024203	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/15/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024203	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/15/2024	Cleared	397	Credit	Note Document Indicator is Partial	Note document indicator is Partial. The Prepayment Penalty of XX months exceeds the prepayment penalty allowed of XX months per the Platinum - Elite Matrix dated XX/XX/XXXX.	Change status of 'Note Document Indicator is Partial' from Active to Open Rebuttal.;
The Prepayment Penalty of XX months is allowed per the attestation dated XX/CX/XXXX in anticipation of receipt of the updated guidelines.	01/15/2024	Note document indicator is Present. The extended Prepayment Penalty of XXX months is allowed per the attestation dated XX/XX/XXXX in anticipation of receipt of the updated guidelines.	01/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023832	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/15/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrows and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A	01/15/2024	01/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023832	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/15/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023832	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/15/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025732	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/16/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/16/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025732	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/16/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/16/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025732	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/16/2024	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	The file is missing verification of the borrower's business within XX days of closing.	Uploaded SOS for borr's business. {XXX}	01/18/2024	The file is missing verification of the borrower's business within XXX days of closing. ; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received an updated SOS showing the business remains active. Exception cleared. ; Received an updated SOS showing the business remains active. Exception cleared.	01/19/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000021964	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/16/2024	Cleared	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX% is greater than the maximum allowable guideline CLTV of XXX%.; The appraiser indicated a declining market which mandates a XX% reduction in LTV/CLTV limits per guidelines. The borrower's FICO score limited the max LTV/CLTV to XX%, therefore XX% is the limit in a declining market.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received email communication from lender regarding the changes on the guidelines that did not make it on the updated guidelines received. The next set of guidelines will include and confirm - • If the appraiser states the property is in a declining market but puts the marketing time at Under XXX months XXX months, there will be a X% LTV reduction off of the maximum LTV for that borrower and product. Exception cleared. ; The appraiser indicated a declining market which mandates a XXX% reduction in LTV/CLTV limits per guidelines. The borrower's FICO score limited the max LTV/CLTV to XXX%, therefore XX% is the limit in a declining market.	01/22/2024	Original CLTV of XXX% adheres to the guideline maximum CLTV of XXX%. Received email communication from lender regarding the changes on the guidelines that did not make it on the updated guidelines received. The next set of guidelines will include and confirm - • If the appraiser states the property is in a declining market but puts the marketing time at Under X months OR X-X months, there will be a X% LTV reduction off of the maximum LTV for that borrower and product. Exception cleared.	01/22/2024	Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000021964	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/16/2024	Cleared	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX% is greater than the maximum allowable guideline LTV of XXX% based on a loan amount of XXX% and value used for LTV of XXX%.; The appraiser indicated a declining market which mandates a XXX% reduction in LTV/CLTV limits per guidelines. The borrower's FICO score limited the max LTV/CLTV to XXX%, therefore XXX% is the limit in a declining market.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received email communication from lender regarding the changes on the guidelines that did not make it on the updated guidelines received. The next set of guidelines will include and confirm - • If the appraiser states the property is in a declining market but puts the marketing time at Under XXX months XXX months, there will be a XXX% LTV reduction off of the maximum LTV for that borrower and product. Exception cleared. ; The appraiser indicated a declining market which mandates a XX% reduction in LTV/CLTV limits per guidelines. The borrower's FICO score limited the max LTV/CLTV to XXX%, therefore XXX% is the limit in a declining market.	01/22/2024	Original LTV of XXX% adheres to the guideline maximum LTV of XXX%. Received email communication from lender regarding the changes on the guidelines that did not make it on the updated guidelines received. The next set of guidelines will include and confirm - • If the appraiser states the property is in a declining market but puts the marketing time at Under X months OR X-X months, there will be a X% LTV reduction off of the maximum LTV for that borrower and product. Exception cleared.	01/22/2024	Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000021964	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/16/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrows and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ;
 ;
; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ;
 ;
01/17/2024	01/17/2024	Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000021964	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/16/2024	Acknowledged	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX% months or XXX%, are less than the Guidelines minimum required of XXX% or XXX%.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
The lender approved the reserves shortfall, citing residual Income of $XXX/month and XXX% LTV as compensating factors.	01/16/2024	01/16/2024	Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000024363	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/16/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/16/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024363	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/16/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/16/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024363	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/16/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/16/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024199	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/15/2024	Cleared	1258	Credit	CoBorrower Employment Verification does not meet guidelines	Per guidelines, verification of existence of business is required within XXX days of closing. A business search is conducted on both businesses and dated XXX XX/XX/XXXX and XXX (not dated). Loan closed on XX/XX/XXXX. Lender to provide updated business searches on both businesses.	Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; Received updated SOS searches for XXX and XXX. Exception cleared.	01/18/2024	The exception 'CoBorrower Employment Verification does not meet guidelines' is cleared. Received updated SOS searches for XXX and XXX. Exception cleared.	01/18/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024199	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/15/2024	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	Per guidelines, verification of existence of business is required within XXX days of closing. A business search is conducted on both businesses and dated XXX XX/XX/XXXX and XXX (not dated). Loan closed on XX/XX/XXXX. Lender to provide updated business searches on both businesses.	upld dated sos {XXX}; Uploaded the document {XXX}	01/18/2024	Per guidelines, verification of existence of business is required within XXX days of closing. A business search is conducted on both businesses and dated - XXX XX/XX/XXXX and XXX (not dated). Loan closed on XX/XX/XXXX. Lender to provide updated business searches on both businesses. ; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received updated SOS searches for XXX and XXX. Exception cleared. ; Received updated SOS searches for XXX and XXX. Exception cleared.	01/18/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024199	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/15/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML Loan with established escrows and appraisal requirements have been met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	01/15/2024	01/15/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024199	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/15/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/15/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022558	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/15/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/15/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022558	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/15/2024	Cleared	1833	Compliance	Property Flood Zone reflects property is not in a flood zone but Special Flood Zone is marked Yes	Property Flood Zone of Zone X reflects property is not in a flood zone but Special Flood Zone is marked Yes	Change status of 'Property Flood Zone reflects property is not in a flood zone but Special Flood Zone is marked Yes' from Open Rebuttal to Active.;
Change status of 'Property Flood Zone reflects property is not in a flood zone but Special Flood Zone is marked Yes' from Revoked to Active.;
Property Flood Zone  of Zone X reflects property is not in a flood zone but Special Flood Zone is marked Yes; Change status of 'Property Flood Zone reflects property is not in a flood zone but Special Flood Zone is marked Yes' from Revoked to Active.;
Property Flood Zone of Zone X reflects property is not in a flood zone but Special Flood Zone is marked Yes	01/17/2024	Property Flood Zone of Zone X reflects property is not in a flood zone and Special Flood Zone is marked No. The Flood cert confirms the dwelling is not located in a Flood hazard area. ; Property Flood Zone of Zone X reflects property is not in a flood zone and Special Flood Zone is marked No. The Flood cert confirms the dwelling is not located in a Flood hazard area.	01/17/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022558	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/15/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML Loan with established escrows and appraisal requirements have been met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	01/15/2024	Higher-Priced Mortgage Loan ( XX CFR §XXXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (%) and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	01/15/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022558	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/15/2024	Cleared	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Guidelines require XXX months' payment history for the primary residence. The borrowers show XXX months living at the subject address, but the CBR and the bank statements only verify XXX months of payments. A letter of explanation for the X month preceding the mortgage reporting is required to clear the exception.	Housing History LOX {XXX}; Uploaded the document {XXX}	01/16/2024	Housing delinquency meets guidelines. Received an LOX with screenshots of the borrower's credit report. The mortgage was transferred. The Bwrs Prev Mtg reported for XXX mths which comes out to more than XXX months housing history. Also, if you review the GAP report it reviewed XXX moths ie throu XX/XX/XXXX which makes XXX mths reviewed for XXX. Reviewed the credit reports with this addition information and confirm - the housing history is cleared. ; Housing history does not meet guidelines.;
Guidelines require XXX months' payment history for the primary residence. The borrowers show XX months living at the subject address, but the CBR and the bank statements only verify XXX months of payments. A letter of explanation for the X month preceding the mortgage reporting is required to clear the exception.; Received an LOX with screenshots of the borrower's credit report. The mortgage was transferred. The Bwrs Prev Mtg reported for XXX mths which comes out to more than XXX months housing history. Also, if you review the GAP report it reviewed XXX moths ie throu XX/XX/XXXX which makes XXX mths reviewed for XXX. Reviewed the credit reports with this addition information and confirm - the housing history is cleared.	01/17/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024415	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/17/2024	Cleared	397	Credit	Note Document Indicator is Partial	Note document indicator is Partial. The XXX Matrix dated XX/XX/XXXX allows for a XX month maximum Prepayment penalty. The Prepayment penalty on the note reflects XX months. ; Note document indicator is Partial. The XXX Matrix dated XX/XX/XXXX allows for a XX month maximum Prepayment penalty. The Prepayment penalty on the note reflects XX months.	Change status of 'Note Document Indicator is Partial' from Active to Open Rebuttal.;
The extended Prepayment penalty of XXX months is allowed per the attestation dated XX/XX/XXXX in anticipation of receipt of the updated guideline. Additionally, new guidelines confirming the XXX have been received. Exception Cleared. ; Note document indicator is Partial. The XXX Matrix dated XX/XX/XXXX allows for a XXX month maximum Prepayment penalty. The Prepayment penalty on the note reflects XXX months.	01/17/2024	Note document indicator is Present	01/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024415	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/17/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024415	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/17/2024	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Uploaded the document {XXX}	01/18/2024	Third Party Valuation Product Provided. UCDP documentation has been provided. CU Score is X.X; no Rep & Relief provided. Exception cleared. ; UCDP documentation has been provided. CU Score is X.X; no Rep & Relief provided. Exception cleared.	01/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000021709	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/17/2024	Acknowledged	3466	Property	Appraisal guideline violation	Appraisal guideline violation: Guidelines require a minimum of XXX sq ft. Subject property is XXX Sq ft per appraisal.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: Comps support the value, Verified reserves are XX months and qualifying LTV is XX%.	01/17/2024	01/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or $XXXX%.
																				C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
4000021709	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/17/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or $XXXX%.
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
4000021709	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/17/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or $XXXX%.
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
4000024393	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/17/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024393	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/17/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024393	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/17/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan. ; Property and valuations related findings were not identified on the loan.	The exception 'No Property Findings' is cleared.	01/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023298	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/18/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023298	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/18/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023298	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/18/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024735	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/19/2024	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Guidelines require bank statement income to have a CPA letter confirming percentage of ownership. Please provide CPA letter stating borrower is XXX% owner of the LLC.	Uploaded the document {XXX}; UW used Sec of State filings to determine ownership. Borr's name is the only officer and only name l {XXX}	01/23/2024	Change status of 'Borrower Income Verification does not match Approval' from Open Rebuttal to Active.;
Received Sec of State filing search with articles of incorp documentation confirming the borrower's percentage of ownership of the company. An exception approval is required to proceed with alternate documentation to confirm ownership. Lender to provide. ; The borrower income verification does match approval. Accepting alternate documentation for percentage of business ownership in anticipation of updated guides. Exception cleared.; The borrower income verification does not match approval. Guidelines require bank statement income to have a CPA letter confirming percentage of ownership. Please provide CPA letter stating borrower is XXX% owner of the LLC.; Received Sec of State filing search with articles of incorp documentation confirming the borrower's percentage of ownership of the company. An exception approval is required to proceed with alternate documentation to confirm ownership. Lender to provide.	01/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024735	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/19/2024	Cleared	1262	Credit	CoBorrower Income Verification does not match Approval	The coborrower income verification does not match approval Guidelines require bank statement income to have a CPA letter confirming percentage of ownership. Please provide CPA letter stating borrower is XXX% owner of the LLC.	Uploaded the document {XXX}; UW used Sec of State filing to determine ownership. Borr's name is the only officer and name listed. {XXX}	01/23/2024	Change status of 'CoBorrower Income Verification does not match Approval' from Open Rebuttal to Active.;
Received Sec of State filing search with articles of incorp documentation confirming the borrower's percentage of ownership of the company. An exception approval is required to proceed with alternate documentation to confirm ownership. Lender to provide. ; The coborrower income verification does match approval. Accepting alternate documentation for percentage of business ownership in anticipation of updated guides. Exception cleared.; The coborrower income verification does not match approval Guidelines require bank statement income to have a CPA letter confirming percentage of ownership. Please provide CPA letter stating borrower is XXX% owner of the LLC.; Received Sec of State filing search with articles of incorp documentation confirming the borrower's percentage of ownership of the company. An exception approval is required to proceed with alternate documentation to confirm ownership. Lender to provide.	01/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024735	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/19/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024735	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/19/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023334	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/19/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/19/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000023334	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/19/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/19/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000023334	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/19/2024	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines	Borrower is self employed. Per guidelines, CPA letter is required to confirm borrower's ownership percentage. CPA letter is missing.	Uploaded Articles of Org and SOS which both support the borrower is XXX% owner. Her name is the only {XXX}; Uploaded CRSE to document exception for % of ownership. {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	01/24/2024	Borrower is self employed. Per guidelines, CPA letter is required to confirm borrower's ownership percentage. CPA letter is missing. ; Change severity of 'Borrower Employment Verification does not meet guidelines' from Material to Non-Material.; Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines require a CPA letter to document % of ownership.  Alternate documentation provided.  Secretary of State - Articles of Incorporation showing the borrower as the officer of the company used to document % of ownership.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX%  (Housing)//XXX% (Total)/ Borr with employer for X+ years; Reserves of XXX% months; Residual Income of XXX%. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Active.;
Received articles of incorp documentation confirming the borrower's percentage of ownership of the company. An exception approval is required to proceed with alternate documentation to confirm ownership. Lender to provide. ; Received articles of incorp documentation confirming the borrower's percentage of ownership of the company. An exception approval is required to proceed with alternate documentation to confirm ownership. Lender to provide. ; Received updated CRSE. Guidelines require a CPA letter to document % of ownership. Alternate documentation provided. Secretary of State - Articles of Incorporation showing the borrower as the officer of the company used to document % of ownership. Compensating Factors : Qualifying Credit Score is XXX; DTI XXX% (Housing)//XXX% (Total)/ Borr with employer for XXX+ years; Reserves of XXX% months; Residual Income of XXX%. Lender provided exception for the loan not meeting the guideline requirements.	01/25/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000024704	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/19/2024	Cleared	397	Credit	Note Document Indicator is Partial	The Prepayment Penalty of XX months exceeds the prepayment penalty allowed of XX months per the XXX Matrix dated XX/XX/XXXX.	Change status of 'Note Document Indicator is Partial' from Acknowledged by Client to Cured Post Close.;
The extended Prepayment penalty of XX months is allowed per the attestation dated XX/XX/XXXX in anticipation of receipt of the updated guidelines.; Change status of 'Note Document Indicator is Partial' from Active to Acknowledged by Client. The extended Prepayment penalty of XX months is allowed per the attestation dated XX/XX/XXXX in anticipation of receipt of the updated guidelines.; Change status of 'Note Document Indicator is Partial' from Cured Post Close to Cleared.;
Exception resolved	01/19/2024	01/19/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024704	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/19/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/19/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024704	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/19/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/19/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023357	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/19/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML Loan with established escrows and appraisal requirements have been met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	01/19/2024	01/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023357	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/19/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023357	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/19/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025461	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/19/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
4000025461	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/19/2024	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX% is greater than the maximum allowable guideline LTV of XXX% based on a loan amount of XXX% and value used for LTV of XXX%. Guidelines require a maximum of XXX%LTV with a DSCR value less than XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: Credit score XXX, Verified reserves are XXX and XXX last XXX months.	01/19/2024	01/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
4000025461	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/19/2024	Acknowledged	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX% is greater than the maximum allowable guideline CLTV of XXX%.Guidelines require a maximum of XXX%LTV with a DSCR value less than XXX.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: Credit score XXX, Verified reserves are XXX and XXX last XXX months.	01/19/2024	01/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
4000025461	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/19/2024	Acknowledged	3466	Property	Appraisal guideline violation	Appraisal guideline violation: Per appraisal property total square footage is XXX. Guidelines require a minimum of XXX sq. ft.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client. CRSE in the file cites this exception and approval is granted. Compensating factors include: Credit score XXX, Verified reserves are XXX and XXX last XXX months.	01/19/2024	01/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
4000024132	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/22/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	01/22/2024	01/22/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024132	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/22/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/22/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024132	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/22/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/22/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024793	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/22/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/22/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024793	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/22/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/22/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024793	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/22/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/22/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024154	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/24/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024154	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/24/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024154	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/24/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025028	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/25/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	01/26/2024	01/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025028	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/25/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025028	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/25/2024	Cleared	871	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. Policy in file does not show the Policy Number. Please provide a full HOI Policy that include the policy number.	Uploaded hazard policy with policy #. {XXX}; Uploaded the document {XXX}	02/01/2024	Hazard insurance indicator is Partial. Policy in file does not show the Policy Number. Please provide a full HOI Policy that include the policy number. . Policy in file does not show the Policy Number. Please provide a full HOI Policy that include the policy number. ;
; Hazard insurance indicator is Present. Received a copy of the full HOI Policy, including the Policy Number. Exception cleared. ; Received a copy of the full HOI Policy, including the Policy Number. Exception cleared.	02/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025028	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/25/2024	Cleared	2571	Credit	Final Loan Application is Partial	Final Loan Application is Partial. Income for both borrowers (from XXX) is higher than calculated. Income calculation worksheet matches out calculation and shows an amount of $XXX per borrower. An updated XXXX/CRSE/final loan application are required.	Uploaded CRSE to reflect corrected DTI once income lowered. {XXX}; Uploaded the document {XXX}	01/30/2024	Final Loan Application is Partial. Income for both borrowers (from XXX) is higher than calculated. Income calculation worksheet matches out calculation and shows an amount of XXX% per borrower. An updated XXXX/CRSE/final loan application are required. ; Final Loan Application is Present. Received updated XXXX/CRSE/XXXX showing the corrected income amount for XXX. Exception cleared. ; Received updated XXXX/CRSE/XXXX showing the corrected income amount for XXX. Exception cleared.	01/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025028	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/25/2024	Cleared	1246	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Income for both borrowers (from XXX) is higher than calculated. Income calculation worksheet matches out calculation and shows an amount of $XXX per borrower. An updated XXXX/CRSE is required.	Uploaded XXX with income corrected. DTI is ok. {XXX}; Uploaded the document {XXX}	01/30/2024	The transmittal summary is Partial. Income for both borrowers (from XXX) is higher than calculated. Income calculation worksheet matches out calculation and shows an amount of XXX% per borrower. An updated XXXX/CRSE is required. . Income for both borrowers (from XXX) is higher than calculated. Income calculation worksheet matches out calculation and shows an amount of XXX% per borrower. An updated XXXX/CRSE is required. ;
; The transmittal summary is Present. Received updated XXXX/CRSE/XXXX showing the corrected income amount for XXX. Exception cleared. ; Received updated XXXX/CRSE/XXXX showing the corrected income amount for XXX. Exception cleared.	01/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025028	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/25/2024	Cleared	1262	Credit	CoBorrower Income Verification does not match Approval	The coborrower income verification does not match approval. Income Calculation Worksheet for XXX showed a final monthly amount of $XXX was caclulated for borrower/coborrower income making it $XXX per borrower. The XXXX/CRSE/Loan Application all state each borrower's income is $XXX per month. Documentation to support the higher income is required; or updated XXXX/CRSE/loan application are needed.	Change status of 'CoBorrower Income Verification does not match Approval' from Active to Open Rebuttal.; Received updated XXXX/CRSE/XXXX showing the corrected income amount for XXX. Exception cleared.	01/31/2024	The coborrower income verification does match approval. Received updated XXXX/CRSE/XXXX showing the corrected income amount for XXX. Exception cleared.	01/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025028	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/25/2024	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Income Calculation Worksheet for XXX showed a final monthly amount of $XXX was caclulated for borrower/coborrower income making it $XXX per borrower. The XXXX/CRSE/Loan Application all state each borrower's income is $XXX per month. Documentation to support the higher income is required; or updated XXXX/CRSE/loan application are needed.	Uploaded XXXX with income updated for both borrowers. {XXX}; Uploaded the document {XXX}	01/30/2024	The borrower income verification does match approval. Received updated XXXX/CRSE/XXXX showing the corrected income amount for XXX. Exception cleared. ; The borrower income verification does not match approval. Income Calculation Worksheet for XXX showed a final monthly amount of XXX% was caclulated for borrower/coborrower income making it XXX% per borrower. The XXXX/CRSE/Loan Application all state each borrower's income is XXX% per month. Documentation to support the higher income is required; or updated XXXX/CRSE/loan application are needed. ; Received updated XXXX/CRSE/XXXX showing the corrected income amount for XXX. Exception cleared.	01/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024060	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/25/2024	Cleared	1246	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Lenders XXX lists a negative cash flow figure that is incorrect or is using rental income to offset the full PITI. Please revise the XXX to match the full PITI payment or provide evidence of rental income. Lender is also including the property PITI at XXX as a primary residence and an investment property. Please review and revise with the property PITI listed as either Investment or Primary property.	Uploaded XXX with corrected occupancy for REO primary res and removed rental inc for subject. Uploa {XXX}; Uploaded the document {XXX}	01/31/2024	The transmittal summary is Partial. Lenders XXX lists a negative cash flow figure that is incorrect or is using rental income to offset the full PITI. Please revise the XXX to match the full PITI payment or provide evidence of rental income. Lender is also including the property PITI at XXX as a primary residence and an investment property. Please review and revise with the property PITI listed as either Investment or Primary property.. Lenders XXX lists a negative cash flow figure that is incorrect or is using rental income to offset the full PITI. Please revise the XXX to match the full PITI payment or provide evidence of rental income. Lender is also including the property PITI at XXX as a primary residence and an investment property. Please review and revise with the property PITI listed as either Investment or Primary property.;
																	; The transmittal summary is Present. Received updated XXXX/CRSE and Loan Application updating the primary residence accordingly and hitting for the full payment. Exception cleared. ; Received updated XXXX/CRSE and Loan Application updating the primary residence accordingly and hitting for the full payment. Exception cleared.	01/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX% years at job.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024060	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/25/2024	Cleared	2571	Credit	Final Loan Application is Partial	Final Loan Application is Partial; Primary residence in section XXX is marked as investment property. Please review and revise.	Uploaded XXX with corrections. {XXX}	01/31/2024	Final Loan Application is Partial;
																	Primary residence in section X is marked as investment property. Please review and revise.; Final Loan Application is Present. Received updated XXXX/CRSE and Loan Application updating the primary residence accordingly and hitting for the full payment. Exception cleared. ; Received updated XXXX/CRSE and Loan Application updating the primary residence accordingly and hitting for the full payment. Exception cleared.	01/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX% years at job.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024060	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/25/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX% years at job.	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024060	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/25/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				01/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX% years at job.	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024660	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/25/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	01/26/2024	01/26/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024660	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/25/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/25/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024660	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/25/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/25/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024726	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/30/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	01/30/2024	01/30/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024726	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/30/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/30/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024726	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/30/2024	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete:; Per guidelines, the borrower must have a minimum of X% of the purchase price plus the reserves required from their own funds. In this instance that means $XXX plus $XXX for a total of $XXX, The borrower has three asset accounts totalling $XXX. Other assets in the file are not in the borrower's name.	Borr sold her previous residence and netted $XXXK+. Uploaded the signed seller CD and also XX/XX/XXXX {XXX}; Uploaded the document {XXX}	02/02/2024	Asset Documents are Incomplete:;
Per guidelines, the borrower must have a minimum of XXX% of the purchase price plus the reserves required from their own funds. In this instance that means $XXX plus XXX% for a total of XXX%, The borrower has three asset accounts totalling XXX%. Other assets in the file are not in the borrower's name.; The exception 'Asset Documents are Incomplete' is cleared. Received Seller's CD and copy of updated XXX. The Seller's CD shows the borrower sold their previous primary residence and received over $XXXk. Updating assets - exception cleared. ; Received Seller's CD and copy of updated XXX. The Seller's CD shows the borrower sold their previous primary residence and received over $XXXk. Updating assets - exception cleared.	02/05/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024726	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/30/2024	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	The file does not contain the CPA letter or other third party confirmaton of the borrower's percentage of ownership of the business from which the qualifying income is being derived.; Received updated SOS with a date stamp of XX/XX/XXXX. exception cleared.	Uploaded SOS which on pg XXX shows borr is the only managing member (owner). Guidelines Appendix A Sec {XXX}; Uploaded the document {XXX}	02/02/2024	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received updated SOS with a date stamp of XX/XX/XXXX. exception cleared.	02/02/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024624	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/30/2024	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Bank Statement Questionnaire states borrower does not have a separate business account. Guidelines state Borrowers operating a business out of a personal bank account, the qualifying income may be determined by using a personal bank account with an applied business expense ratio. Matrices require a CPA statement to allow a XXX% expense ratio. Please provide a CPA Letter stating the expenses for the borrowers Real Estate Business is XXX%.	Uploaded the Business Questionnaire. The questionnaire was completed and signed by the tax preparer {XXX}; Uploaded the document {XXX}	02/02/2024	The borrower income verification does match approval. Received copy of business questionnaire that was filled out by a tax preparer and confirms ownership with expense ratio. Exception cleared. ; The borrower income verification does not match approval. Bank Statement Questionnaire states borrower does not have a separate business account. Guidelines state Borrowers operating a business out of a personal bank account, the qualifying income may be determined by using a personal bank account with an applied business expense ratio. Matrices require a CPA statement to allow a XXX% expense ratio. Please provide a CPA Letter stating the expenses for the borrowers Real Estate Business is XXX%.; Received copy of business questionnaire that was filled out by a tax preparer and confirms ownership with expense ratio. Exception cleared.	02/05/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024624	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/30/2024	Cleared	-96458	Compliance	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test	This loan failed the revised closing disclosure delivery date test (waiting period required).( XX CFR §XXXX%(f)(X)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXXX%(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXXX%(f)(X)(ii)(A):(A) The annual percentage rate disclosed under §XXXX%(o)(X) becomes inaccurate, as defined in §XXXX%.(B) The loan product is changed, causing the information disclosed under §XXXX%(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXXX%(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §XXXX%(f)(X)(i) no later than three business days before consummation.; The initial CD issued on XX/XX/XXXX is missing from the loan file.	This loan passed the revised closing disclosure delivery date test (waiting period required).( XX CFR §XXXXX%(f)(X)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXXXX%(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXXXX%(f)(X)(ii)(A):(A) The annual percentage rate disclosed under §XXXXX%(o)(X) becomes inaccurate, as defined in §XXXXX%.(B) The loan product is changed, causing the information disclosed under §XXXXX%(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXXXX%(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §XXXXX%(f)(X)(i) no later than three business days before consummation.	02/06/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
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4000024624	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/30/2024	Cleared	-96366	Compliance	Charges That Cannot Increase Test	Uploaded the CD issued XXX%.XXX. {XXX}; Uploaded the document {XXX}	02/02/2024	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
REceived CD dated XX/XX/XXXX. Provided to compliance for review. ; This loan failed the charges that cannot increase test. (XX CFR §XXXXX%(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX%(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX%.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX%(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX%(e)(X)(i).; This loan passed the charges that cannot increase test. (XX CFR §XXXXX%(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXXX%(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX%(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX%(e)(X)(i).	02/06/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
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4000024624	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/30/2024	Cleared	-96461	Compliance	Revised Closing Disclosure Waiting Period Required Finding	Revised Closing Disclosure Waiting Period Required Finding ( XX CFR §XXXX%(f)(X)(ii) )The loan requires a new waiting period due to one of the following findings:The loan's APR has become inaccurate; orThe loan product, indicated in ComplianceAnalyzer by the Program Type drop down, has changed or the features (negative amortization, interest only, or a balloon payment) on the loan have changed; orA prepayment penalty was added.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXXX%(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXXX%(f)(X)(ii)(A):(A)The annual percentage rate disclosed under §XXXX%(o)(X) becomes inaccurate, as defined in §XXXX%.(B)The loan product is changed, causing the information disclosed under §XXXX%(a)(X)(iii) to become inaccurate.(C)A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXXX%(b) to become inaccurate.; The loan's APR has become inaccurate	Revised Closing Disclosure Waiting Period Required Finding ( XX CFR §XXXXX%(f)(X)(ii) )The loan does not require a new waiting period due to all of the following findings:The loan's APR has not become inaccurate, andThe loan product, indicated in ComplianceAnalyzer by the Program Type drop down, has not changed and the features (negative amortization, interest only, or a balloon payment) have not changed; andA prepayment penalty was not added.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXXXX%(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXXXX%(f)(X)(ii)(A):(A)The annual percentage rate disclosed under §XXXXX%(o)(X) becomes inaccurate, as defined in §XXXXX%.(B)The loan product is changed, causing the information disclosed under §XXXXX%(a)(X)(iii) to become inaccurate.(C)A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXXXX%(b) to become inaccurate.	02/06/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
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4000024624	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/30/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/30/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
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4000023638	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/30/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/30/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
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4000023638	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/30/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/30/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
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4000023638	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/30/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/30/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
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4000025464	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/01/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/01/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025464	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/01/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/01/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025464	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/31/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	02/01/2024	Higher-Priced Mortgage Loan ( XX CFR §XXXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	02/01/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026117	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/31/2024	Cleared	-96468	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX%(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX%(f)(X)(i) no later than three business days before consummation.; The initial CD issued on XX/XX/XXXX is missing from the loan file.	Uploaded the document {XXX}; Uploaded the initial CD. {XXX}	02/05/2024	Change status of 'Initial Closing Disclosure Delivery Date Test' from Open Rebuttal to Active.;
Initial CD provided to compliance for review. ; This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXXX%(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXX%(f)(X)(i) no later than three business days before consummation.	02/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026117	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/31/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	02/06/2024	02/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026117	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/31/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026117	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/31/2024	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Per guidelines a CPA letter is required to confirm percentage of ownership. In addition, XXX% expense ratio was used in calculation - per guidelines, <XXX% with Xrd party prepared CPA/Tax Preparer Statement. CPA letter in the file only confirms DBA information; does not confirm ownership or expense ratio.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received copy of CPA letter stating the expense ratio is XXX%. Lender proceeded with the minimum expense ratio of XXX%. Exception cleared. ; Uploaded CPA letter stating the expense ratio and also the SOS / Articles of Org verifying borrower {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	02/05/2024	The borrower income verification does match approval; The borrower income verification does match approval. Received copy of CPA letter stating the expense ratio is XXX%. Lender proceeded with the minimum expense ratio of XXX%. Exception cleared.	02/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026117	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/31/2024	Cleared	1262	Credit	CoBorrower Income Verification does not match Approval	The coborrower income verification does not match approval. Per guidelines a CPA letter is required to confirm percentage of ownership. In addition, XX% expense ratio was used in calculation - per guidelines, <XX% with Xrd party prepared CPA/Tax Preparer Statement. CPA letter in the file only confirms DBA information; does not confirm ownership or expense ratio.	Change status of 'CoBorrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received copy of CPA letter stating the expense ratio is XXX%. Lender proceeded with the minimum expense ratio of XXX%. Exception cleared. ; Please see other condition for XXXX - uploaded cpa letter and SOS. {XXX}	02/05/2024	The coborrower income verification does match approval; The coborrower income verification does match approval. Received copy of CPA letter stating the expense ratio is XXX%. Lender proceeded with the minimum expense ratio of XXX%. Exception cleared.	02/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024394	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/31/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024394	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/31/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024394	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/31/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023875	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/31/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023875	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/31/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023875	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/31/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026207	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/31/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/31/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX% years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026207	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/31/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				01/31/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX% years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026207	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/31/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/31/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX% years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023877	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/31/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023877	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/31/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023877	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/31/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023874	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/31/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023874	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/31/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023874	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/31/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023791	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/05/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	02/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023791	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/05/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023791	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/05/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026589	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/05/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	02/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026589	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/05/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026589	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/05/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025809	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/06/2024	Acknowledged	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX% months or XXX%, are less than the Guidelines minimum required of XXX% or XXX%.; Guidelines require XXX months of reserves. Borrowers XXX indicates proceeds from the sale of real estate assets. Please provide documentation showing the assets are sold and in the borrowers posession or other assets that are equal to or more than XXX%.	Sent Exception {XXX}; Uploaded the document {XXX}	02/07/2024	Change severity of 'Liquid Reserves are less than Guidelines Required' from Material to Non-Material.; Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSe.  Reserve - Requirements not met.  Reserves needed $XX,XXXX%, Bwr has $XX,XXXX% (Total Assets $XXX,XXXX% Cash to Close $XXX,XXX leaving $XX,XXXX% in reserves). Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing Ratio) or XXX%% (Total); Residual Income of $XXXXX; Borrower with same Employer/Business for XXXX years. Lender provided exception for the loan not meeting the guideline requirements. ; The liquid reserves of XXX% months or $XXXXXX%, are less than the Guidelines minimum required of XXX% or $XXXXXX%.;
;
Guidelines require X months of reserves. Borrowers XXXX indicates proceeds from the sale of XXXX assets. Please provide documentation showing the assets are sold and in the borrowers posession or other assets that are equal to or more than $XXX,XXXX%.; Received updated CRSe. Reserve - Requirements not met. Reserves needed $XX,XXXX%, Bwr has $XX,XXXX% (Total Assets $XXX,XXXX% Cash to Close $XXX,XXX leaving $XX,XXXX% in reserves). Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing Ratio) or XXX%% (Total); Residual Income of $XXXXX; Borrower with same Employer/Business for XXXX years. Lender provided exception for the loan not meeting the guideline requirements.	02/08/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025809	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/05/2024	Cleared	-96485	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXX%(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX%(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXXX%(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; Documentation required: The initial LE issued on XX/XX/XXXX is missing from the loan file.	Sent Initial LE {XXX}; Uploaded the document {XXX}	02/07/2024	Change status of 'Initial Loan Estimate Delivery Date Test (from application)' from Open Rebuttal to Active.;
Received Service Provider list and an Intial LE dated X/XX/XXXX. Provided to compliance for review. ; This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXXX%(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXXX%(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXXXX%(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.	02/08/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025809	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/05/2024	Cleared	-96365	Compliance	Charges That In Total Cannot Increase More Than 10% Test	Sent SPL {XXX}; Uploaded the document {XXX}	02/07/2024	Change status of 'Charges That In Total Cannot Increase More Than XX% Test' from Open Rebuttal to Active.;
Received Service Provider list and an Intial LE dated X/XX/XXXX. Provided to compliance for review. ; This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXXX%(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXXX%(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXXX%) exceed the comparable charges ($XXX%) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX%(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX%(e)(X)(vi).; This loan passed the charges that in total cannot increase more than XX% test. (XX CFR §XXXXX%(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXXX%(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXXX%) do not exceed the comparable charges ($XXXX%) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX%(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX%(e)(X)(vi).	02/08/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025809	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/05/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	02/08/2024	02/08/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025809	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/06/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/06/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000026113	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/05/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	02/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026113	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/06/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026113	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/06/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027262	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/05/2024	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval: Guidelines require a CPA letter confirming percentage of ownership. Please provide a letter from a CPA stating borrower has XXX% ownership in XXX.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received an LOX - Per the CPA letter in file the Bwr is XXX% Owner and with this being said the these Conditions are not valid. Re-reviewed the CPA letter in the file and the CPA letter confirms borrower owns XXX% of the shares of the business. Exception cleared.	02/07/2024	The borrower income verification does match approval. Received an LOX - Per the CPA letter in file the Bwr is XXX% Owner and with this being said the these Conditions are not valid. Re-reviewed the CPA letter in the file and the CPA letter confirms borrower owns XXX% of the shares of the business. Exception cleared.	02/07/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027262	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/05/2024	Cleared	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX% months or $XXX, are less than the Guidelines minimum required of XXX% or $XXX.; Borrowers bank statements are in the name of the business. Borrower is a XXX% ownership of the business therefore the assets are used at a XXX% ratio, This does not meet the minimum reserves of XXX months. Please provide assets that meet the minimum XXX months of reserves and the cash to close figure.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
Received an LOX - Per the CPA letter in file the Bwr is XXX% Owner and with this being said the these Conditions are not valid. Re-reviewed the CPA letter in the file and the CPA letter confirms borrower owns XXX% of the shares of the business. Exception cleared. ; Borrowers bank statements are in the name of the business. Borrower is a XX% ownership of the business therefore the assets are used at a XX% ratio, This does not meet the minimum reserves of X months. Please provide assets that meet the minimum X months of reserves and the cash to close figure.	02/07/2024	The liquid reserves of XXX% months or XXX%, is greater than or equal to the Guidelines minimum required of XXX% or XXX%. Received an LOX - Per the CPA letter in file the Bwr is XXX% Owner and with this being said the these Conditions are not valid. Re-reviewed the CPA letter in the file and the CPA letter confirms borrower owns XXX% of the shares of the business. Exception cleared.	02/07/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027262	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/05/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	02/05/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027262	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/05/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/05/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023388	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/05/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	02/08/2024	02/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023388	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/06/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023388	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/05/2024	Cleared	-96365	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX%(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX%(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX) exceed the comparable charges ($XXX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX%(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX%(e)(X)(vi).; Documenation required: missing service provider list. The XX% tolerance violation in the amount of $XXXX% is due to missing the service provider list. The section C fees are included in the XX% tolerance calculation when missing the service provider list	Sent SPL {XXX}; Sent SPL {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	02/07/2024	Change status of 'Charges That In Total Cannot Increase More Than XX% Test' from Open Rebuttal to Active.;
Copy of the service provider's list provided to compliance for review. ; This loan passed the charges that in total cannot increase more than XX% test. (XX CFR §XXXXX%(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXXX%(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXXX%) do not exceed the comparable charges ($XXXX%) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX%(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX%(e)(X)(vi).	02/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023388	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/06/2024	Cleared	2571	Credit	Final Loan Application is Partial	Final Loan Application is Partial. The Citizenship for the Co-Borrower shows XXX. XXX provided passport is in the file. Only XXX can obtain XXX. An updated loan application indicating the correct citizenship is required.	Sent Email to Bwrs/Corrected XXX {XXX}; Uploaded the document {XXX}	02/07/2024	Final Loan Application is Partial. The Citizenship for the Co-Borrower shows XXX. A XXX provided passport is in the file. Only XXX can obtain XXX. An updated loan application indicating the correct citizenship is required. ; Final Loan Application is Present. Received a copy of the updated loan application and email to the borrower advising of the change. Exception cleared. ; Received a copy of the updated loan application and email to the borrower advising of the change. Exception cleared.	02/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																				D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023879	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/05/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023879	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/05/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	02/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
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4000023879	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/05/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
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4000026591	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/05/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	02/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
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4000026591	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/05/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
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4000026591	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/05/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
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4000026471	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/12/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX%(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX%) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML loan with established escrows and met appraisal requirements. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML loan with established escrows and met appraisal requirements.	02/12/2024	02/12/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
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4000026471	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/12/2024	Acknowledged	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX% months or XXX%, are less than the Guidelines minimum required of XXX% or XXX%.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
Lender approved the reserve shortfall citing ratios of XXX%/XXX%, XXX years same business, and residual income of $XXX/mo	02/12/2024	02/12/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
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4000026471	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/12/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/12/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
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4000026736	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/10/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	02/10/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026736	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/12/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/12/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026736	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/12/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/12/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX% is less than the Guideline DTI of XXX%.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX% months or XXX%, are greater than the Guideline Minimum of XXX% or XXX%.
; Borrower X has significant job time - Borrower has XXX% years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX% years
; Borrower has stable job time - Borrower has XXX% years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A